Significant Accounting Policies - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reclassification of financial assets [line items]
Financial asset	₩ 7,461,181	₩ 7,088,162
Financial asset	887,007	828,521
Financial liabilities	12,725,704	12,702,059
Loss allowances for financial assets	(4,100,838)	(3,962,560)
Changes in fair value of cash flow hedge was recognized in OCI	73,828
Financial liabilities at fair value through profit or loss [member]
Disclosure of reclassification of financial assets [line items]
Financial liabilities	60,278	59,600
New IFRSs nine [member]
Disclosure of reclassification of financial assets [line items]
Hedged liabilities		2,026,434
Investment bonds [member]
Disclosure of reclassification of financial assets [line items]
Financial asset	19,928	6,755
Financial assets are measured at FVTPL	97,003
Allowance for doubtful accounts [Member]
Disclosure of reclassification of financial assets [line items]
Loss allowances for financial assets	362,171	369,332
Loans and receivables [member]
Disclosure of reclassification of financial assets [line items]
Financial asset	6,176,575	5,937,507
Loans and receivables [member] | Financial assets at amortised cost, class [member]
Disclosure of reclassification of financial assets [line items]
Financial asset	6,176,575
Available- for-sale financial assets [Member]
Disclosure of reclassification of financial assets [line items]
Financial asset	934,390	935,885
Financial asset	887,007	828,521
Available- for-sale financial assets [Member] | Equity investments [member] | New IFRSs nine [member]
Disclosure of reclassification of financial assets [line items]
Financial asset	914,462
Financial assets at fair value through profit or loss [member]
Disclosure of reclassification of financial assets [line items]
Financial asset	₩ 328,314	₩ 7,368
Bottom of range [member]
Disclosure of reclassification of financial assets [line items]
Investment property, estimated useful lives	15 Years
Top of range [member]
Disclosure of reclassification of financial assets [line items]
Investment property, estimated useful lives	40 Years